Consolidated Statements of Comprehensive (Loss) Income ¥ in Thousands, $ in Thousands		12 Months Ended
		Sep. 30, 2023 CNY (¥) ¥ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 CNY (¥) ¥ / shares shares	Sep. 30, 2021 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Net revenues
Operating costs and expenses:
Selling and marketing expenses		(24)	(3)	(12)	(7)
General and administrative expenses		(25,671)	(3,519)	(29,321)	(27,528)
Research and development expenses		(46)	(6)	(22)	192
Other expenses		9	1
Total operating costs and expenses		(25,732)	(3,527)	(29,355)	(27,343)
Loss from continuing operations		(25,732)	(3,527)	(29,355)	(27,343)
Interest expense, net		(1,567)	(215)	(42,045)	(103,229)
Inducement expenses				(423,686)
Loss from continuing operations before income taxes		(27,299)	(3,742)	(495,086)	(130,572)
Income tax expense
Net loss from continuing operations		(27,299)	(3,742)	(495,086)	(130,572)
Net (loss) income from discontinued operations		(44,014)	(6,032)	1,315,066	(438,630)
Net (loss) income		(71,313)	(9,774)	819,980	(569,202)
Less: net loss from discontinued operations attributable to noncontrolling interests				(43)	(28)
Net (loss) income attributable to FLJ Group Limited’s ordinary shareholders		(71,313)	(9,774)	820,023	(569,174)
Net loss from continuing operations attributable to FLJ Group Limited’s ordinary shareholders		(27,299)	(3,742)	(495,086)	(130,572)
Net (loss) income from discontinued operations attributable to FLJ Group Limited’s ordinary shareholders		¥ (44,014)	$ (6,032)	¥ 1,315,109	¥ (438,602)
Weighted average number of ordinary shares used in computing net loss per share—Basic and diluted (in Shares)	[1]	2,805,073,364,600	2,805,073,364,600	1,025,842,445,700	146,069,290,900
Net (loss) earnings per share attributable to ordinary shareholders of FLJ Group Limited—Basic and diluted (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ 0	$ 0	¥ 0	¥ 0
Net loss per share from continuing operations attributable to ordinary shareholders of FLJ Group Limited—Basic and diluted (in Dollars per share and Yuan Renminbi per share) | (per share)		0	0	0	0
Net (loss) earnings from per share discontinued operations attributable to ordinary shareholders of FLJ Group Limited—Basic and diluted (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ 0	$ 0	¥ 0	¥ 0
Net (loss) income		¥ (71,313)	$ (9,774)	¥ 819,980	¥ (569,202)
Other comprehensive income (expenses), net of tax of nil:
Foreign currency translation adjustments		(4,031)	(552)	(9,331)	20,427
Comprehensive (loss) income		(75,344)	(10,326)	810,649	(548,775)
Less: comprehensive loss attributable to noncontrolling interests				(43)	(28)
Comprehensive (loss) income attributable to FLJ Group Limited’s ordinary shareholders		(75,344)	(10,326)	810,692	(548,747)
Comprehensive loss from continuing operations attributable to FLJ Group Limited’s ordinary shareholders		(45,122)	(6,184)	(533,747)	(100,504)
Comprehensive (loss) income from discontinued operations attributable to FLJ Group Limited’s ordinary shareholders		¥ (30,222)	$ (4,142)	¥ 1,344,439	¥ (448,243)

[1]	Retroactively restated to give effect to a share subdivision at a ratio of one-for-one hundredth (100) ordinary shares effective on September 18, 2023 (Note 1).